Capital Stock and Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of options outstanding and exercisable
The following table summarizes our stock option activity:

	Number of Shares	Weighted- Average Exercise Price	Range of Exercise Prices

Outstanding at December 31, 2016	486,914	$6.81	$ 6-9
Exercised	(235,407)	6.20	6-8
Outstanding at December 31, 2017	251,507	7.38	6-9
Exercised	(251,507)	7.38	6-9
Outstanding at December 31, 2018	—

Schedule of cash proceeds received from exercises of stock options
The following table summarizes additional information about exercises of stock options:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Cash received upon exercise	$—	$1,857	$1,461
Intrinsic value (market value on date of exercise less exercise price)	—	1,266	3,919
Tax benefits realized	—	315	1,497

Restricted stock and restricted stock unit vesting activity
The following table summarizes our RSU activity:

		Fair Value
	Number of Shares	Weighted Average	Range of Prices

Unvested at December 31, 2016	1,425,177	$17.05	$ 12-24
Awarded	653,522	22.51	17-24
Vested	(581,920)	20.78	14-24
Forfeited	(308,856)	17.20	14-24
Unvested at December 31, 2017	1,187,923	19.99	14-24
Awarded	816,771	13.28	11-17
Vested	(771,904)	14.16	11-18
Forfeited	(57,348)	16.68	13-23
Unvested at December 31, 2018	1,175,442	15.86	11-24
Awarded	758,557	22.12	13-23
Vested	(536,064)	21.67	12-23
Forfeited	(39,497)	17.89	13-24
Unvested at December 31, 2019	1,358,438	18.68	11-24

Additional information about restricted stock and restricted stock unit vesting
The following table summarizes additional information about RSU vesting:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Fair value of RSUs vested	$11,618	$10,930	$12,090
Tax benefits realized on vesting	2,969	1,758	4,630

Schedule of stock compensation costs
Share-based compensation costs were as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Total share-based compensation	$13,308	$11,008	$12,960
Included in discontinued operations	(215)	(468)	(646)
Included in continuing operations	$13,093	$10,540	$12,314
Share-based compensation, net of tax	$9,747	$7,919	$7,605